TAXATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
TAXATION (Details)
Current income tax	$ 565,300	$ 322,972	$ 1,080,423	$ 3,029,192
Deferred income tax		(7,880)		3,061
Income tax expense	$ 565,300	$ 315,092	$ 1,080,423	$ 3,032,253